Summary of Significant Accounting Policies (Details) - Schedule of associates		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Redbanc S.A. [Member]
Summary of Significant Accounting Policies (Details) - Schedule of associates [Line Items]
Associates		ATM services
Main activity		Santiago, Chile
Place of incorporation and operation		33.43
Percentage of ownership share
Transbank S.A. [Member]
Summary of Significant Accounting Policies (Details) - Schedule of associates [Line Items]
Associates		Debit and credit card services
Main activity		Santiago, Chile
Place of incorporation and operation		25.00
Percentage of ownership share
Centro de Compensación Automatizado S.A. [Member]
Summary of Significant Accounting Policies (Details) - Schedule of associates [Line Items]
Associates		Electronic fund transfer and compensation services
Main activity		Santiago, Chile
Place of incorporation and operation		33.33
Percentage of ownership share			33.33%	33.33%
Sociedad Interbancaria de Depósito de Valores S.A. [Member]
Summary of Significant Accounting Policies (Details) - Schedule of associates [Line Items]
Associates		Delivery of securities on public offer
Main activity		Santiago, Chile
Place of incorporation and operation		29.29
Percentage of ownership share			29.29%	29.29%
Cámara Compensación de Alto Valor S.A. [Member]
Summary of Significant Accounting Policies (Details) - Schedule of associates [Line Items]
Associates		Payments clearing
Main activity		Santiago, Chile
Place of incorporation and operation		15.00
Percentage of ownership share			15.00%	15.00%
Administrador Financiero del Transantiago S.A. [Member]
Summary of Significant Accounting Policies (Details) - Schedule of associates [Line Items]
Associates		Administration of boarding passes to public transportation
Main activity		Santiago, Chile
Place of incorporation and operation		20.00
Percentage of ownership share			20.00%	20.00%
Sociedad Nexus S.A. [Member]
Summary of Significant Accounting Policies (Details) - Schedule of associates [Line Items]
Associates	[1]	Credit card processor
Main activity	[1]	Santiago, Chile
Place of incorporation and operation	[1]	-
Percentage of ownership share	[1]
Servicios De Infraestructura De Mercado OTC S.A. [Member]
Summary of Significant Accounting Policies (Details) - Schedule of associates [Line Items]
Associates		Administration of the infrastructure for the financial market of derivative instruments
Main activity		Santiago, Chile
Place of incorporation and operation		12.48
Percentage of ownership share			12.48%	12.48%

[1]	The Bank sold the investments in Nexus on December 31,2020. See Note N°39.